Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31,
	2023	2022
Medicines, consumables and reagents for clinical and laboratory analyses	$126,264	$46,910
	$126,264	$46,910